Equity - Hedging Reserve Schedule (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 06, 2022	Jun. 21, 2022	Dec. 02, 2021	Sep. 11, 2020	Apr. 20, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	$ 111,545,000	$ 93,607,000
Fair Value - Assets	2,145,000	1,286,000
Fair Value - Liabilities	0	146,000
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005,000	(6,164,000)
Cash flow hedges - recycling into P&L (Note 15)	0	(25,749,000)
Fx Euro hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value		0
Fair Value - Assets		0
Fair Value - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		0
Cash flow hedges - recycling into P&L (Note 15)		(1,032,000)
$161.1 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	161,100,000			$ 150,000,000
Notional Value	111,545,000
Fair Value - Assets	2,145,000
Fair Value - Liabilities	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005,000
Cash flow hedges - recycling into P&L (Note 15)	0
$173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size		173,600,000
$173.6 million facility - Cap Quebec and Cap Pembroke | $173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value		0					$ 173,600,000
Fair Value - Assets		0
Fair Value - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		(314,000)
Cash flow hedges - recycling into P&L (Note 15)		(1,456,000)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size		173,600,000
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | $173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value		0
Fair Value - Assets		0
Fair Value - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		(1,256,000)
Cash flow hedges - recycling into P&L (Note 15)		(3,860,000)
$$713.0 million facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value						$ 713,000,000
$$713.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	713,000,000	713,000,000.0
Notional Value		0
Fair Value - Assets		0
Fair Value - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		(4,823,000)
Cash flow hedges - recycling into P&L (Note 15)		(12,599,000)
$73.45 million facility - Cedar and Cypress
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value					$ 73,450,000
$73.45 million facility - Cedar and Cypress | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	73,450,000	73,500,000
$73.45 million facility - Cedar and Cypress | $73.45 million facility - Cedar and Cypress | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value		0
Fair Value - Assets		0
Fair Value - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		(298,000)
Cash flow hedges - recycling into P&L (Note 15)		(5,167,000)
$150.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size		150,000,000.0
Notional Value		93,607,000
Fair Value - Assets		1,286,000
Fair Value - Liabilities		146,000
Cash flow hedges - effective portion of changes in fair value (Note 15)		(1,108,000)
Cash flow hedges - recycling into P&L (Note 15)		0
$447.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	$ 447,000,000.0
Notional Value		0	$ 447,000,000
Fair Value - Assets		0
Fair Value - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		1,635,000
Cash flow hedges - recycling into P&L (Note 15)		$ (1,635,000)